ACTIVE ASSETS TAX-FREE TRUST                              Two World Trade Center

LETTER TO THE SHAREHOLDERS December 31, 1999            New York, New York 10048

DEAR SHAREHOLDER:

Tax-free money market yields moved higher during 1999, following the trend in the taxable money market. Although 1999 began amid fears of a global recession, economic problems overseas abated as the year progressed. At the same time the U.S. economy continued to experience robust growth, led by consumer demand. The stage was set for the Federal Reserve Board to change monetary policy and remove the liquidity it had provided during the 1998 international economic crisis. Between June and November, the Fed raised the federal funds rate a total of 75 basis points, from 4.75 percent to 5.50 percent. Subsequently, on February 2, 2000, the federal-funds rate was raised an additional 25 basis points.

Within the municipal money market, the upward course of interest rates was most obvious among longer fixed-rate instruments. One-year yields fell modestly at the outset of the year, helped by heavy seasonal cash inflows. The Bond Buyer One Year Note Index, a benchmark indicator for the longest maturities in the tax-free money market sector, registered its low for the year of 2.88 percent in February. For the balance of the year, one-year yields trended upward. At the end of December 1999, the index stood at 3.97 percent, 94 basis points above its level at the end of 1998.

The ratio of the One Year Note Index to the yield for one-year U.S. Treasury bills was 67 percent at year-end, just slightly above the level of 66 percent one year earlier. A stable ratio means that the performance of securities in this sector of the municipal market has tracked the performance of Treasuries with comparable maturities.

Yields also moved higher for daily and weekly variable-rate demand obligations (VRDOs), but within widely fluctuating bands. Yields for these instruments, which are driven for the most part by changing cash flows, are subject to much larger swings than yields for longer fixed-rate investments. Weekly VRDO yields moved over a range of nearly 300 basis points during the year. Their low of 2.20 percent was set in early February when cash inflows were strong. The high of
5.00 percent came

ACTIVE ASSETS TAX-FREE TRUST
in late December amid Y2K uncertainty and expectations for the usual seasonal redemptions. Reflecting the overall rise in interest rates, however, the average yield for weekly VRDOs was 4.15 percent for the month of December 1999, up 70 basis points from their average of 3.45 percent in December 1998.

PERFORMANCE AND PORTFOLIO MANAGEMENT

Active Assets Tax-Free Trust's annualized net investment income was 2.86 percent for the six-month period ended December 31, 1999. The Trust's 30-day average yield was 3.22 percent as of December 31, 1999.

On December 31, the Trust's net assets totaled $2.4 billion, with 68 percent of the Trust's portfolio invested in VRDOs. Tax-exempt commercial paper and municipal notes, the two other types of securities utilized in the portfolio, comprised 22 percent and 10 percent of the portfolio, respectively. The Trust was broadly diversified geographically with holdings in 41 states and Puerto Rico. The Trust's portfolio holdings are continuously reviewed to maintain or improve creditworthiness. In addition to evaluating the issuer's credit, particular attention is devoted to monitoring the credit quality of institutions that provide enhancement and/or liquidity facilities.

At the end of December the weighted average maturity of the Trust stood at 38 days, down from 62 days six months earlier. The longer weighted average maturity in June resulted from the purchase of newly issued one-year tax and revenue anticipation notes (TRANs). These instruments come to market in large supply each year between mid-June and early July in conjunction with the start of the new fiscal year for most municipal governments. During the final quarter of 1999, the Trust's asset allocation leaned toward investments in highly liquid daily and weekly VRDOs. The emphasis on liquidity was prompted by anticipated seasonal cash outflows as well as the uncertainty arising from the Y2K changeover.

LOOKING FORWARD

The Federal Reserve Board's steps to raise short-term interest rates during the second half of 1999 confirmed its previously disclosed bias of becoming less accommodative in the face of continued strong domestic economic growth. We anticipate additional increases in the federal funds rate in the period ahead. Accordingly, we will monitor the Trust's weighted average maturity with an eye toward the Fed's stance on monetary policy. However, with the Y2K changeover now behind us, we anticipate that the Trust's new investments will again be more evenly balanced among VRDOs and fixed-rate instruments.

ACTIVE ASSETS TAX-FREE TRUST

We appreciate your ongoing support of Active Assets Tax-Free Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                       /s/ MITCHELL M. MERIN

CHARLES A. FIUMEFREDDO                           MITCHELL M. MERIN
Chairman of the Board                            President

ACTIVE ASSETS TAX-FREE TRUST

PORTFOLIO OF INVESTMENTS December 31, 1999 (unaudited)

PRINCIPAL
AMOUNT IN                                                                 COUPON    DEMAND
THOUSANDS                                                                 RATE+      DATE*         VALUE
-------------------------------------------------------------------------------------------------------------
            SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS (69.7%)
            Alabama
 $21,000    Birmingham Medical Clinic Board, University of Alabama
             Health Services Foundation Ser 1991........................  5.15 %   01/07/00    $   21,000,000
  32,500    McIntosh Industrial Development Board, Ciba Specialty
             Chemicals Corp 1998 Ser E (AMT)............................  5.15     01/03/00        32,500,000
  21,500    Stevenson Industrial Development Board, The Mead Corp Ser
             1997 (AMT).................................................  5.10     01/03/00        21,500,000
  23,700    University of Alabama, Birmingham Hospital Ser 1997B........  5.15     01/07/00        23,700,000

            Arizona
  12,200    Arizona Educational Loan Marketing Corporation, 1991 Ser A
             (AMT)......................................................  5.50     01/07/00        12,200,000
   1,300    Maricopa County, Arizona Public Service Co Palo Verde 1994
             Ser C......................................................  4.80     01/03/00         1,300,000
   4,000    Pinal County Industrial Development Authority, Magma Copper
             Co Ser 1984A...............................................  4.75     01/03/00         4,000,000

            Arkansas
  20,000    Crossett, Georgia Pacific Corp Ser 1984**...................  5.40     01/07/00        20,000,000

            California
  12,300    Big Bear Lake, Southwest Gas Corp 1993 Ser A (AMT)..........  5.00     01/07/00        12,300,000
   1,500    California Pollution Control Financing Authority, Shell Oil
             Co 1996 Ser A (AMT)........................................  4.20     01/03/00         1,500,000
   1,700    California Statewide Communities Development Authority,
             Sutter Health Ser 1995 COPs (AMBAC)........................  4.20     01/03/00         1,700,000
   5,445    Sacramento County, Admin Center & Courthouse Ser 1990
             COPs.......................................................  4.70     01/07/00         5,445,000

            Colorado
  15,000    Colorado Student Obligation Bond Authority, Ser 1989A
             (AMT)......................................................  5.35     01/07/00        15,000,000

            Connecticut
   7,500    Connecticut Health & Educational Facilities Authority, Yale
             University Ser T-2.........................................  5.10     01/07/00         7,500,000
  25,500    Connecticut Special Assessment, Unemployment Compensation
             1993 Ser C (FGIC)..........................................  3.38     07/01/00        25,500,000
  19,000    Connecticut Special Tax Obligation, 2nd Lien Ser 1990.......  5.70     01/07/00        19,000,000

            Delaware
            Delaware Economic Development Authority,
   7,500     Ciba Specialty Chemicals Corp 1998 Ser A (AMT).............  4.90     01/03/00         7,500,000
  10,000     Star Enterprise Ser 1997C (AMT)............................  5.67     01/07/00        10,000,000

            Florida
   9,600    Collier County Health Facilities Authority, Cleveland Clinic
             Health System Ser 1999.....................................  4.70     01/03/00         9,600,000
  24,900    Dade County, Water & Sewer Ser 1994 (FGIC)..................  4.75     01/07/00        24,900,000

                       SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS TAX-FREE TRUST

PORTFOLIO OF INVESTMENTS December 31, 1999 (unaudited) continued


PRINCIPAL
AMOUNT IN                                                                 COUPON    DEMAND
THOUSANDS                                                                 RATE+      DATE*         VALUE
-------------------------------------------------------------------------------------------------------------
 $21,150    Dade County Industrial Development Authority, Dolphins
             Stadium Ser 1985 B & C.....................................  5.35 %   01/07/00    $   21,150,000
  14,700    Jacksonville Health Facilities Authority, Charity Obligated
             Group Ser 1997 C (MBIA)....................................  4.75     01/07/00        14,700,000
   4,700    Jacksonville Pollution Control Financing Authority, Florida
             Power & Light Co Ser 1995..................................  4.00     01/03/00         4,700,000
            Putnam County Development Authority, Seminole Electric Co-op
             Inc
  20,000     Ser 1984 D (NRU-CFC Gtd)...................................  3.80     06/15/00        20,000,000
   4,400     Ser 1984 H-3 (NRU-CFC Gtd).................................  3.60     03/15/00         4,400,000
  19,700    Volusia County Health Facilities Authority, Pooled Ser 1985
             (FGIC).....................................................  5.25     01/07/00        19,700,000

            Georgia
  21,000    Albany-Dougherty County Hospital Authority, Phoebe-Putney
             Memorial Hospital Ser 1991 (AMBAC)**.......................  5.70     01/07/00        21,000,000
  13,900    Clayton County Hospital Authority, Southern Regional Medical
             Center Ser 1998B...........................................  5.55     01/07/00        13,900,000

            Idaho
   5,895    Idaho Health Facilities Authority, St Luke's Regional
             Medical Center Ser 1995....................................  4.70     01/03/00         5,895,000

            Illinois
            Chicago, Tender Notes
  20,000     Ser 1999...................................................  2.95     01/27/00        20,000,000
  15,000     Ser 2000 A (WI)............................................  3.90     12/07/00        15,000,000
   4,000    Chicago, Chicago Midway Airport Second Lien Ser 1998B (MBIA)
             (AMT)......................................................  4.95     01/03/00         4,000,000
  34,900    Illinois Development Finance Authority, Palos Community
             Hospital Ser 1994..........................................  5.65     01/07/00        34,900,000
            Illinois Health Facilities Authority,
   2,700     Central Dupage Hospital Assn Ser 1990......................  4.75     01/03/00         2,700,000
   8,700     Gottlieb Health Resources Ser 1990.........................  5.35     01/07/00         8,700,000
   8,500     Northwestern Memorial Hospital Ser 1995....................  4.75     01/03/00         8,500,000
   4,550     Resurrection Health Care System Ser 1999A (FSA)............  5.00     01/03/00         4,550,000

            Indiana
   8,500    Indiana Development Finance Authority, Southern Indiana Gas
             & Electric Co 1998 Ser A...................................  3.00     03/01/00         8,500,000
  21,200    Indiana Hospital Equipment Financing Authority, Ser 1985 A
             (MBIA).....................................................  5.50     01/07/00        21,200,000
  10,000    Mount Vernon Pollution Control Financing Authority, General
             Electric Co Ser 1998 (AMT).................................  5.05     01/03/00        10,000,000
   8,400    Petersburg, Indianapolis Power & Light Co Ser 1995B
             (AMBAC)....................................................  5.65     01/07/00         8,400,000

            Kentucky
   7,000    Jamestown, Union Underwear Co 1983 Ser A....................  4.50     01/07/00         7,000,000
  13,000    Louisville & Jefferson County Regional Airport Authority,
             United Parcel Service Worldwide Forwarding Inc 1999 Ser C
             (AMT)......................................................  5.05     01/03/00        13,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS TAX-FREE TRUST

PORTFOLIO OF INVESTMENTS December 31, 1999 (unaudited) continued


PRINCIPAL
AMOUNT IN                                                                 COUPON    DEMAND
THOUSANDS                                                                 RATE+      DATE*         VALUE
-------------------------------------------------------------------------------------------------------------
            Louisiana
 $ 1,450    East Baton Rouge Parish, Exxon Corp Ser 1993................  4.80 %   01/03/00    $    1,450,000
  14,500    New Orleans Aviation Board, Ser 1993 B (MBIA)...............  5.40     01/07/00        14,500,000
   6,400    St Charles Parish, Shell Oil Co Ser 1993 (AMT)..............  5.35     01/03/00         6,400,000

            Maryland
            Maryland Health & Higher Educational Facilities Authority,
   6,900     Johns Hopkins Hospital Ser A...............................  5.40     01/07/00         6,900,000
   9,720     North Arundel Hospital Ser 1997A...........................  5.65     01/07/00         9,720,000
  16,800    Washington Suburban Sanitary District, 1998 Ser BANs**......  5.35     01/07/00        16,800,000

            Massachusetts
  15,000    Massachusetts, Refg 1998 Ser A..............................  5.50     01/07/00        15,000,000
            Massachusetts Health & Educational Facilities Authority,
   9,900     Amherst College Ser F......................................  5.10     01/07/00         9,900,000
  30,000     Capital Asset Ser D (MBIA).................................  4.90     01/03/00        30,000,000
  28,420     Harvard University Ser 1985 I & Ser 1996 Q-1...............  5.40     01/07/00        28,420,000
  16,205     Williams College Ser E.....................................  5.28     01/07/00        16,205,000
  19,900    Massachusetts Water Resources Authority, Multi-Modal Sub
             1999 Ser B.................................................  5.50     01/07/00        19,900,000

            Michigan
            Delta County Economic Development Corporation, Mead-Escanaba
             Paper Co
   5,800     Ser 1985 E.................................................  4.80     01/03/00         5,800,000
   1,900     Ser 1992 (AMT).............................................  4.75     01/03/00         1,900,000

            Minnesota
   2,000    Beltrami County, Environmental Northwood Panelboard Co Ser
             1991.......................................................  4.95     01/03/00         2,000,000
  30,400    Minneapolis, Convention Center Ser 1999.....................  5.40     01/07/00        30,400,000
   5,100    Minneapolis & St Paul Housing & Redevelopment Authority,
             Children's Health Care Ser 1995B (FSA).....................  4.75     01/03/00         5,100,000
  20,000    University of Minnesota Regents, Ser 1999A..................  5.50     01/07/00        20,000,000

            Mississippi
  20,000    Jackson County, Chevron USA Inc Ser 1993....................  3.85     05/01/00        20,000,000

            Missouri
            Missouri Health & Educational Facilities Authority,
   9,300     Cox Health Systems Ser 1997 (MBIA).........................  4.70     01/03/00         9,300,000
   9,850     St Louis University Ser 1999 B.............................  4.75     01/03/00         9,850,000
  16,000     The Washington University Ser 1996 C & D...................  4.70     01/03/00        16,000,000

            Nevada
            Clark County,
   8,500     Airport Impr Refg 1993 Ser A (MBIA)........................  5.20     01/07/00         8,500,000
   9,000     Airport Sub Lien Ser 1999 B-1 (AMT)........................  3.75     03/01/00         9,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS TAX-FREE TRUST

PORTFOLIO OF INVESTMENTS December 31, 1999 (unaudited) continued


PRINCIPAL
AMOUNT IN                                                                 COUPON    DEMAND
THOUSANDS                                                                 RATE+      DATE*         VALUE
-------------------------------------------------------------------------------------------------------------
            New Hampshire
 $10,000    New Hampshire Higher Educational & Health Facilities
             Authority, St Paul's School Ser 1998.......................  5.40 %   01/07/00    $   10,000,000

            New Jersey
   5,000    New Jersey Economic Development Authority, New Jersey
             Natural Gas Co
             Ser 1995A (AMBAC) (AMT)....................................  4.75     01/03/00         5,000,000
  32,500    New Jersey Educational Facilities Authority, College of New
             Jersey Ser 1999A (AMBAC)...................................  5.35     01/07/00        32,500,000
  10,000    New Jersey Turnpike Authority, Ser 1991 D (FGIC)............  5.00     01/07/00        10,000,000

            New Mexico
  34,700    Albuquerque, Airport Sub Lien Ser 1995 (AMBAC)..............  5.15     01/07/00        34,700,000
  14,800    Farmington, Arizona Public Service Co Ser 1994B.............  4.70     01/03/00        14,800,000

            New York
  12,000    Babylon Industrial Development Agency, OFS Equity of Babylon
             Ser 1989 (AMT).............................................  4.75     01/03/00        12,000,000
   5,150    Nassau County Industrial Development Agency, 1999 Cold
             Spring Harbor Laboratory...................................  4.75     01/03/00         5,150,000
   4,000    New York City, Fiscal 1994 SubSer E-6 (FGIC)................  4.75     01/03/00         4,000,000
   2,300    New York State Dormitory Authority, Cornell University Ser
             1990B......................................................  4.75     01/03/00         2,300,000
   4,660    New York State Energy Research & Development Authority, New
             York State Electric & Gas Corp Ser 1994C...................  4.65     01/03/00         4,660,000
            New York State Local Government Assistance Corporation,
  15,000     Ser 1994B..................................................  5.40     01/07/00        15,000,000
  10,000     Ser 1995G..................................................  5.00     01/07/00        10,000,000
            Port Authority of New York & New Jersey,
   1,500     Ser 2......................................................  4.90     01/03/00         1,500,000
   5,000     Ser 6 (AMT)................................................  5.00     01/03/00         5,000,000

            North Carolina
   9,705    Charlotte, Airport Refg Ser 1993A (MBIA)....................  5.15     01/07/00         9,705,000
  23,500    Charlotte-Mecklenberg Hospital Authority, Health Care System
             Ser C......................................................  5.30     01/07/00        23,500,000
  14,800    Durham, Ser 1993A COPs......................................  5.55     01/07/00        14,800,000
            North Carolina Educational Facilities Finance Agency,
   7,000     The Bowman Gray School of Medicine Ser 1996................  5.55     01/07/00         7,000,000
  23,200     Duke University Ser 1987A & 1991B**........................  4.95     01/07/00        23,200,000
  18,500    North Carolina Medical Care Commission, Duke University
             Hospital Ser 1985 B........................................  4.95     01/07/00        18,500,000

            Ohio
  10,000    Cleveland, Airport System Ser 1997 D (AMT)..................  5.25     01/07/00        10,000,000
  12,000    Columbus, Unlimited Tax Ser 1995-1..........................  5.30     01/07/00        12,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS TAX-FREE TRUST

PORTFOLIO OF INVESTMENTS December 31, 1999 (unaudited) continued


PRINCIPAL
AMOUNT IN                                                                 COUPON    DEMAND
THOUSANDS                                                                 RATE+      DATE*         VALUE
-------------------------------------------------------------------------------------------------------------
 $15,000    Cuyahoga County, Cleveland Clinic Health System Obligated
             Group Ser 1998A............................................  5.65 %   01/07/00    $   15,000,000
   1,300    Ohio Air Quality Development Authority, Sohio Air-British
             Petroleum Co Ser 1995......................................  4.80     01/03/00         1,300,000

            Oklahoma
   8,000    Oklahoma Student Loan Authority, Ser 1998A (MBIA) (AMT).....  5.45     01/07/00         8,000,000
  48,515    Oklahoma Water Resources Board, State Loan Program Ser
             1994A, Ser 1995 & Ser 1999.................................  3.60     03/01/00        48,515,000

            Oregon
  20,000    Oregon, Veterans' Ser 73 E..................................  5.65     01/07/00        20,000,000

            Pennsylvania
   3,000    Lehigh County General Purpose Authority, Lehigh Valley
             Hospital Ser 1999 B (MBIA).................................  4.75     01/03/00         3,000,000
            Pennsylvania Higher Education Assistance Agency,
   8,000     1999 Ser A (AMBAC) (AMT)...................................  5.25     01/07/00         8,000,000
  16,500     Student Loan 1997 Ser A (AMT)..............................  6.05     01/07/00        16,500,000
  20,000    Pennsylvania Turnpike Commission, Ser Q of 1998.............  4.80     01/03/00        20,000,000
   6,500    Philadelphia Hospitals & Higher Education Facilities
             Authority, The Children's Hospital of Philadelphia Ser A of
             1996.......................................................  4.80     01/03/00         6,500,000
   2,000    Philadelphia Industrial Development Authority, The Fox Chase
             Cancer Center Ser 1997.....................................  4.80     01/03/00         2,000,000
            York General Authority,
  17,900     Harrisburg School District Subser 1996 B (AMBAC)...........  5.35     01/07/00        17,900,000
   9,100     Pooled Ser 1996............................................  5.40     01/07/00         9,100,000

            South Carolina
  14,385    York County, North Carolina Electric Membership Corp Ser
             1984 N-5 (NRU-CFC Gtd).....................................  3.60     03/15/00        14,385,000

            Tennessee
  18,955    Clarksville Public Building Authority, Pooled Financing Ser
             1995.......................................................  5.40     01/07/00        18,955,000
  64,050    Montgomery County Public Building Authority, Tennessee
             County Pool Ser 1997 & 1999................................  5.40     01/07/00        64,050,000
   7,000    Metropolitan Nashville Airport Authority, American Airlines
             Inc Refg Ser 1995A.........................................  4.80     01/03/00         7,000,000
   9,200    Tennessee, Ser 1999 C BANs..................................  5.15     01/07/00         9,200,000

            Texas
  14,000    Brazos River Authority, Texas Utilities Electric Co Ser
             1997A (MBIA) (AMT).........................................  5.20     01/03/00        14,000,000
   6,800    Gulf Coast Industrial Development Authority, CITGO Petroleum
             Corp Ser 1994 (AMT)........................................  5.40     01/03/00         6,800,000
  24,400    Harris County, Toll Road Unlimited Tax Sub Lien Ser 1994
             E..........................................................  5.00     01/07/00        24,400,000

                       SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS TAX-FREE TRUST

PORTFOLIO OF INVESTMENTS December 31, 1999 (unaudited) continued


PRINCIPAL
AMOUNT IN                                                                 COUPON    DEMAND
THOUSANDS                                                                 RATE+      DATE*         VALUE
-------------------------------------------------------------------------------------------------------------
 $ 9,700    Harris County Industrial Development Corporation, Shell Oil
             Co Ser 1997................................................  4.70 %   01/03/00    $    9,700,000
   2,200    North Central Texas Health Facilities Development
             Corporation, Presbyterian Medical Center Ser 1985 C
             (MBIA).....................................................  4.80     01/03/00         2,200,000
  10,000    Texas Municipal Gas Corporation, Senior Lien Gas Reserve Ser
             1998.......................................................  5.40     01/07/00        10,000,000
   4,200    Texas Water Development Board, Revolving Fund Ser 1992-A....  4.80     01/03/00         4,200,000

            Utah
  20,000    Intermountain Power Agency, 1985 Ser E (AMBAC)..............  3.625    03/15/00        20,000,000
  14,000    Salt Lake City, IHC Health Services Ser 1990 B..............  5.65     01/07/00        14,000,000
  14,375    Utah County Environmental Improvement, USX Corp Ser 1995....  3.85     05/02/00        14,375,000

            Virginia
   3,800    Alexandria Industrial Development Authority,
             Alexandria/Arlington Waste to Energy Ser 1986A (AMT).......  5.10     01/03/00         3,800,000

            Washington
  19,100    Washington, Ser 1996 A......................................  5.40     01/07/00        19,100,000

            Wisconsin
   9,500    Brokaw, Wausau Paper Mills Co Ser 1995 (AMT)................  5.30     01/07/00         9,500,000

            Wyoming
            Lincoln County, Exxon Corp
   8,900     Ser 1984 A & B.............................................  4.70     01/03/00         8,900,000
  25,950     Ser 1987 A & C (AMT).......................................  5.05     01/03/00        25,950,000
  10,800    Sweetwater County, Pacificorp Ser 1984......................  4.75     01/03/00        10,800,000

            PUERTO RICO
   4,000    Puerto Rico Government Development Bank, Refg Ser 1985
             (MBIA).....................................................  4.95     01/07/00         4,000,000
                                                                                               --------------

            TOTAL SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS
            (Amortized Cost $1,657,530,000).................................................    1,657,530,000
                                                                                               --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS TAX-FREE TRUST

PORTFOLIO OF INVESTMENTS December 31, 1999 (unaudited) continued


                                                                                               YIELD TO
PRINCIPAL                                                                                      MATURITY
AMOUNT IN                                                               COUPON    MATURITY    ON DATE OF
THOUSANDS                                                                RATE       DATE       PURCHASE        VALUE
-------------------------------------------------------------------------------------------------------------------------
            TAX-EXEMPT COMMERCIAL PAPER (22.7%)
            Arizona
 $ 7,750    Maricopa County Pollution Control Corporation, Southern
             California Edison Co 1985 Ser B..........................   3.80 %   02/09/00      3.80 %     $    7,750,000
  16,300    Salt River Project Agricultural Improvement & Power
             District, Ser 1997 A.....................................   3.85     02/07/00      3.85           16,300,000

            Colorado
  15,000    Platte River Power Authority, Electric Sub Lien S-1.......   3.60     01/26/00      3.60           15,000,000

            Florida
            Jacksonville Electric Authority,
  12,000     Ser C....................................................   3.80     01/10/00      3.80           12,000,000
  10,000     Ser E....................................................   3.70     03/08/00      3.70           10,000,000

            Hawaii
            Honolulu City & County,
  13,500     Ser 1998 BANs............................................   3.80     01/18/00      3.80           13,500,000
   4,000     Ser 1998 BANs............................................   3.70     03/09/00      3.70            4,000,000

            Indiana
            Petersburg,
  13,000     Indianapolis Power & Light Co Ser 1991...................   3.80     01/13/00      3.80           13,000,000
   1,000     Indianapolis Power & Light Co Ser 1991...................   3.85     01/13/00      3.85            1,000,000
  20,000     Indianapolis Power & Light Co Ser 1991...................   3.50     01/27/00      3.50           20,000,000

            Louisiana
            Louisiana Public Facilities Authority,
  10,000     Christus Health Ser 1999 B (AMBAC).......................   3.80     02/03/00      3.80           10,000,000
  15,000     Christus Health Ser 1999 B (AMBAC).......................   3.70     02/08/00      3.70           15,000,000
            Plaquemines Port Harbor & Terminal District,
   4,450     Electric - Coal Transfer Co Ser 1985 B...................   3.75     02/03/00      3.75            4,450,000
  10,000     Electric - Coal Transfer Co Ser 1985 B...................   3.85     02/15/00      3.85           10,000,000

            Maryland
            Baltimore County,
  10,000     Cons Ser 1995 BANs.......................................   3.65     01/19/00      3.65           10,000,000
  16,000     Baltimore Gas & Electric Co Ser 1985.....................   3.85     02/08/00      3.85           16,000,000
  15,000    Montgomery County, 1995 Ser BANs..........................   3.80     01/24/00      3.80           15,000,000

            Massachusetts
  11,500    Massachusetts Bay Transportation Authority, Ser E.........   3.75     03/07/00      3.75           11,500,000

            Minnesota
            Rochester,
  19,000     Mayo Foundation/Mayo Medical Center Ser 1988 F...........   3.80     02/17/00      3.80           19,000,000
  12,950     Mayo Foundation/Mayo Medical Center Ser 1992 C...........   3.75     03/08/00      3.75           12,950,000

                       SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS TAX-FREE TRUST

PORTFOLIO OF INVESTMENTS December 31, 1999 (unaudited) continued


                                                                                               YIELD TO
PRINCIPAL                                                                                      MATURITY
AMOUNT IN                                                               COUPON    MATURITY    ON DATE OF
THOUSANDS                                                                RATE       DATE       PURCHASE        VALUE
-------------------------------------------------------------------------------------------------------------------------
            Nebraska
            Lincoln County,
 $ 7,550     Lincoln Electric System Ser 1995.........................   3.85 %   01/13/00      3.85 %     $    7,550,000
   6,100     Lincoln Electric System Ser 1995.........................   3.75     03/07/00      3.75            6,100,000
  10,000    Nebraska Public Power District, Ser A Notes...............   3.85     01/12/00      3.85           10,000,000

            Nevada
  15,000    Las Vegas Valley Water District, Water Ser 1999 A.........   3.80     02/09/00      3.80           15,000,000

            New Hampshire
  15,000    New Hampshire State Business Finance Authority, New
             England Power Co Ser 1993 A (AMT)........................   3.90     01/24/00      3.90           15,000,000

            New Jersey
  10,300    New Jersey, Ser Fiscal 2000A TRANs........................   3.75     03/07/00      3.75           10,300,000

            Oklahoma
            Oklahoma City Industrial & Cultural Facilities Trust,
  10,000     SSM Health Care Ser 1998 B (MBIA)........................   3.85     02/10/00      3.85           10,000,000
   8,000     SSM Health Care Ser 1998 B (MBIA)........................   3.75     03/08/00      3.75            8,000,000

            Pennsylvania
   9,100    Delaware County Industrial Development Authority, PECO
             Energy Co Ser 1988 C (FGIC)..............................   3.80     02/07/00      3.80            9,100,000
            Montgomery County Industrial Development Authority,
  12,000     PECO Energy Co Ser 1994 A................................   3.80     01/20/00      3.80           12,000,000
   8,700     PECO Energy Co Ser 1994 A................................   3.65     01/26/00      3.65            8,700,000

            South Carolina
            South Carolina Public Service Authority,
  30,000     Santee Cooper Ser 1998...................................   3.70     01/25/00      3.70           30,000,000
  10,000     Santee Cooper Ser 1998...................................   3.80     02/15/00      3.80           10,000,000
  10,000     Santee Cooper Ser 1998...................................   3.80     02/16/00      3.80           10,000,000

            Texas
  15,000    Bexar Metropolitan Water District, Ser 1997...............   3.75     02/09/00      3.75           15,000,000
   8,000    Dallas Area Rapid Transit, Sales Tax Ser B................   3.85     01/12/00      3.85            8,000,000
   4,600    Harris County Health Facilities Development Corporation,
             Memorial Hospital System Ser 1997 B (MBIA)...............   3.70     03/01/00      3.70            4,600,000
            Houston,
  12,000     Water & Sewer 1994 Ser A.................................   3.80     01/19/00      3.80           12,000,000
  10,000     Water & Sewer 1994 Ser A.................................   3.65     01/27/00      3.65           10,000,000
  10,000     Water & Sewer 1994 Ser A.................................   3.75     02/15/00      3.75           10,000,000
  14,750    Texas Municipal Power Agency, Ser 1991....................   3.45     02/17/00      3.45           14,750,000
            Texas Public Finance Authority,
   7,650     Ser 1993 A...............................................   3.80     02/24/00      3.80            7,650,000
  10,000     Ser 1993 A...............................................   3.85     02/29/00      3.85           10,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS TAX-FREE TRUST

PORTFOLIO OF INVESTMENTS December 31, 1999 (unaudited) continued


                                                                                               YIELD TO
PRINCIPAL                                                                                      MATURITY
AMOUNT IN                                                               COUPON    MATURITY    ON DATE OF
THOUSANDS                                                                RATE       DATE       PURCHASE        VALUE
-------------------------------------------------------------------------------------------------------------------------
            Utah
 $ 7,300    Intermountain Power Agency, 1985 Ser F-2 (AMBAC)..........   3.85 %   02/10/00      3.85 %     $    7,300,000

            Washington
  15,315    Port of Seattle, Ser 1999 B (AMT).........................   3.80     03/09/00      3.80           15,315,000
   7,200    Seattle, Municipal Light & Power Ser 1990.................   3.40     01/27/00      3.40            7,200,000

            Wisconsin
   8,000    Wisconsin Health & Educational Facilities Authority,
             SSM Health Care Ser 1998 B (MBIA)........................   3.85     02/14/00      3.85            8,000,000

            Wyoming
  11,000    Sweetwater County, Pacificorp Ser 1988 A..................   3.65     01/20/00      3.65           11,000,000
                                                                                                           --------------

            TOTAL TAX-EXEMPT COMMERCIAL PAPER (Amortized Cost $539,015,000).............................      539,015,000
                                                                                                           --------------

            SHORT-TERM MUNICIPAL NOTES (10.0%)
            Arizona
  15,000    Arizona School District, Tax Anticipation Note Financing
             Ser 1999A COPs, dtd 08/19/99.............................   4.05     07/31/00      3.58           15,039,498

            California
  10,000    Los Angeles County, 1999-2000 Ser A TRANs, dtd 07/01/99...   4.00     06/30/00      3.32           10,032,530

            Idaho
  35,000    Idaho, Ser 1999 TANs, dtd 07/01/99........................   4.25     06/30/00      3.40           35,142,147

            Iowa
            Iowa School Corporations,
  20,000     Warrant Certificates 1998-1999 Ser B (FSA), dtd
               01/28/99...............................................   3.50     01/28/00      2.97           20,007,604
  35,000     Warrant Certificates 1999-2000 Ser A (FSA), dtd
               06/24/99...............................................   4.00     06/23/00      3.23           35,123,975

            Kentucky
  50,000    Kentucky Asset/Liability Commission, 1999 Ser A TRANs, dtd
             07/01/99.................................................   4.25     06/28/00      3.375          50,206,861

            Massachusetts
  20,000    Massachusetts Bay Transportation Authority, 1999 Ser A
             Notes, dtd 02/26/99......................................   3.50     02/25/00      3.45           20,017,558

            New Mexico
  25,000    New Mexico, Ser 1999-2000 A TRANs, dtd 07/01/99...........   4.00     06/30/00      3.23           25,092,112

            Pennsylvania
   7,000    Temple University, Ser 1999 Notes, dtd 05/13/99...........   3.15     05/12/00      3.15            7,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS TAX-FREE TRUST

PORTFOLIO OF INVESTMENTS December 31, 1999 (unaudited) continued


                                                                                               YIELD TO
PRINCIPAL                                                                                      MATURITY
AMOUNT IN                                                               COUPON    MATURITY    ON DATE OF
THOUSANDS                                                                RATE       DATE       PURCHASE        VALUE
-------------------------------------------------------------------------------------------------------------------------
            Texas
 $20,000    Texas, Ser 1999A TRANs, dtd 09/01/99......................   4.50 %   08/31/00        3.70 %   $   20,102,659
                                                                                                           --------------

            TOTAL SHORT-TERM MUNICIPAL NOTES (Amortized Cost $237,764,944)..............................      237,764,944
                                                                                                           --------------

            TOTAL INVESTMENTS (Amortized Cost $2,434,309,944) (a)................................ 102.4%
                                                                                                            2,434,309,944

            LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS.......................................  (2.4)      (58,160,699)
                                                                                                   ----    --------------

            NET ASSETS........................................................................... 100.0%   $2,376,149,245
                                                                                                  =====    ==============

---------------------
   AMT      Alternative Minimum Tax.
   BANs     Bond Anticipation Notes.
   COPs     Certificates of Participation.
 NRU-CFC    National Rural Utilities - Cooperative Finance Corporation.
   TANs     Tax Anticipation Notes.
  TRANs     Tax and Revenue Anticipation Notes.
    WI      Security purchased on a "when-issued" basis.
    +       Rate shown is rate in effect at December 31, 1999.
    *       Date on which the principal amount can be recovered through demand.
    **      All or a portion of these securities have been segregated in connection with the purchase of "when-issued" or delayed delivery securities.
   (a)      Cost is the same for federal income tax purposes.

Bond Insurance:
  AMBAC     AMBAC Assurance Corporation.
   FGIC     Financial Guaranty Insurance Company.
   FSA      Financial Security Assurance Inc.
   MBIA     Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS TAX-FREE TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1999 (unaudited)

ASSETS:
Investments in securities, at value
 (amortized cost $2,434,309,944).......  $2,434,309,944
Cash...................................       2,829,319
Receivable for:
   Interest............................      16,259,038
   Shares of beneficial interest
    sold...............................          42,215
Prepaid expenses and other assets......         114,973
                                         --------------

   TOTAL ASSETS........................   2,453,555,489
                                         --------------

LIABILITIES:
Payable for:
   Investments purchased...............      76,279,610
   Investment management fee...........         796,036
   Plan of distribution fee............         212,591
Accrued expenses.......................         118,007
                                         --------------
   TOTAL LIABILITIES...................      77,406,244
                                         --------------
   NET ASSETS..........................  $2,376,149,245
                                         ==============

COMPOSITION OF NET ASSETS:
Paid-in-capital........................  $2,376,139,813
Accumulated undistributed net
 investment income.....................           9,432
                                         --------------

   NET ASSETS..........................  $2,376,149,245
                                         ==============

NET ASSET VALUE PER SHARE,
 2,376,149,913 shares outstanding
 (unlimited shares authorized of $.01
 par value)............................           $1.00
                                         ==============

STATEMENT OF OPERATIONS
For the six months ended December 31, 1999 (unaudited)

NET INVESTMENT INCOME:

INTEREST...............................  $   41,284,780
                                         --------------

EXPENSES
Investment management fee..............       4,620,506
Plan of distribution fee...............       1,195,378
Transfer agent fees and expenses.......         173,306
Registration fees......................          81,569
Custodian fees.........................          50,855
Professional fees......................          39,095
Shareholder reports and notices........          37,112
Trustees' fees and expenses............           8,609
Other..................................          15,084
                                         --------------

   TOTAL EXPENSES......................       6,221,514

Less: expense offset...................         (50,719)
                                         --------------

   NET EXPENSES........................       6,170,795
                                         --------------

NET INVESTMENT INCOME..................  $   35,113,985
                                         ==============

                      SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS TAX-FREE TRUST

STATEMENT OF CHANGES IN NET ASSETS
                                                       FOR THE SIX         FOR THE YEAR
                                                       MONTHS ENDED           ENDED
                                                     DECEMBER 31, 1999    JUNE 30, 1999
----------------------------------------------------------------------------------------
                                                        (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income..............................    $   35,113,985     $   58,616,609
Net realized gain..................................                --             23,373
                                                       --------------     --------------

    NET INCREASE...................................        35,113,985         58,639,982
                                                       --------------     --------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..............................       (35,114,131)       (58,616,865)
Net realized gain..................................                --            (22,054)
                                                       --------------     --------------

    TOTAL DIVIDENDS AND DISTRIBUTIONS..............       (35,114,131)       (58,638,919)
                                                       --------------     --------------

Net increase from transactions in shares of
 beneficial interest...............................        86,339,651        420,417,833
                                                       --------------     --------------

    NET INCREASE...................................        86,339,505        420,418,896
NET ASSETS:
Beginning of period................................     2,289,809,740      1,869,390,844
                                                       --------------     --------------

    END OF PERIOD
    (Including undistributed net investment income
    of $9,432 and $9,578, respectively)............    $2,376,149,245     $2,289,809,740
                                                       ==============     ==============

                      SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS December 31, 1999 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Active Assets Tax-Free Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust's investment objective is to provide a high level of daily income which is exempt from federal income tax consistent with stability of principal and liquidity. The Trust was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Trust amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to shareholders as of the close of each business day.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), the Trust pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Trust determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the

ACTIVE ASSETS TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS December 31, 1999 (unaudited) continued


portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of daily net assets exceeding $3 billion.

Under the terms of the Agreement, in addition to managing the Trust's investments, the Investment Manager maintains certain of the Trust's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Trust who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Trust.

3. PLAN OF DISTRIBUTION

Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Trust's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

Under the Plan, the Distributor bears the expense of all promotional and distribution related activities on behalf of the Trust, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor and other broker-dealers under the Plan: (1) compensation to sales representatives of the Dean Witter Reynolds Inc., an affiliate of the Investment Manager and Distributor, and other broker-dealers; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Trust's shares; (3) expenses incurred in connection with promoting sales of the Trust's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

The Trust is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Trust's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Trust's average daily net assets. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Trust through payments accrued in any subsequent

ACTIVE ASSETS TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS December 31, 1999 (unaudited) continued


fiscal year. For the six months ended December 31, 1999, the distribution fee was accrued at the annual rate of 0.10%.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended December 31, 1999 aggregated $2,353,924,850 and $2,343,924,000, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Trust's transfer agent. At December 31, 1999, the Trust had transfer agent fees and expenses payable of approximately $2,200.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended December 31, 1999, included in Trustees' fees and expenses in the Statement of Operations amounted to $3,003. At December 31, 1999, the Trust had an accrued pension liability of $52,582 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                 FOR THE SIX           FOR THE YEAR
                                                                MONTHS ENDED              ENDED
                                                              DECEMBER 31, 1999       JUNE 30, 1999
                                                              -----------------       --------------
                                                                 (unaudited)
Shares sold.................................................    4,111,332,339          7,461,949,724
Shares issued in reinvestment of dividends and
 distributions..............................................       35,114,131             58,638,919
                                                               --------------         --------------
                                                                4,146,446,470          7,520,588,643
Shares repurchased..........................................   (4,060,106,819)        (7,100,170,810)
                                                               --------------         --------------
Net increase in shares outstanding..........................       86,339,651            420,417,833
                                                               ==============         ==============

ACTIVE ASSETS TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share of beneficial interest outstanding throughout each period:

                                                            FOR THE SIX                  FOR THE YEAR ENDED JUNE 30,
                                                           MONTHS ENDED      ----------------------------------------------------
                                                         DECEMBER 31, 1999     1999       1998       1997       1996       1995
---------------------------------------------------------------------------------------------------------------------------------
                                                            (unaudited)
SELECTED PER SHARE DATA:

Net asset value, beginning of period...................       $  1.00        $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                              -------        -------    -------    -------    -------    -------

Net income from investment operations..................         0.014          0.027      0.031      0.030      0.031      0.030

Less dividends from net investment income..............        (0.014)        (0.027)    (0.031)    (0.030)    (0.031)    (0.030)
                                                              -------        -------    -------    -------    -------    -------

Net asset value, end of period.........................       $  1.00        $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                              =======        =======    =======    =======    =======    =======

TOTAL RETURN...........................................          1.45%(1)       2.73%      3.11%      3.05%      3.12%      3.09%

RATIOS TO AVERAGE NET ASSETS:
Expenses...............................................          0.51%(2)(3)    0.52%      0.54%      0.55%      0.55%      0.56%

Net investment income..................................          2.86%(2)       2.68%      3.05%      2.98%      3.08%      3.05%

SUPPLEMENTAL DATA:
Net assets, end of period, in millions.................        $2,376         $2,290     $1,869     $1,634     $1,542     $1,499

---------------------
(1) Not annualized.
(2) Annualized.
(3) Does not reflect the effect of expense offset of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Katherine H. Stromberg
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
----------------------------------
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
----------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Trust without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Trust. For more detailed information about the Trust, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Trust.

This report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.


---------
ACTIVE
 .........
ASSETS(R)
 .........
ACCOUNT
---------


ACTIVE ASSETS
TAX-FREE TRUST


Semiannual Report
December 31, 1999